Investments in Affiliated Companies - Summary of Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Stockholders' equity:
Total liabilities and stockholders' equity	$ 973,649	$ 967,689
Subsidiaries [Member]
Investment In Affiliates [Line Items]
Asset - investment in subordinated debentures issued by HopFed Bancorp, Inc.	10,310	10,310
Liabilities
Stockholders' equity:
Total stockholder's equity	10,310	10,310
Total liabilities and stockholders' equity	10,310	10,310
Subsidiaries [Member] | Trust Preferred Securities [Member]
Stockholders' equity:
Total stockholder's equity	10,000	10,000
Subsidiaries [Member] | Common Stock [Member]
Stockholders' equity:
Total stockholder's equity	$ 310	$ 310